Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

As of June 30, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
Starry Prospect Limited	● A BVI company ● Incorporated on June 11, 2024	100%	Holding company
Accolade Corporate Services Limited (“ACSL”)	● A Hong Kong company ● Incorporated on December 4, 2009	100%	Corporate secretarial services
Accolade Consultants Limited (“ACL”)	● A Hong Kong company ● Incorporated on August 2, 2010	100%	Accounting services
Accolade IP (SG) Pte. Ltd. (“ASG”)	● A Singapore company ● Incorporated on January 26, 2018	100%	IP registration services